Consolidated Statement of Changes in Shareholders' Equity € in Millions, shares in Millions, $ in Millions	Issued Share Capital EUR (€) shares	Share Premium Account EUR (€)	Retained Earnings EUR (€)	Other Undenominated Capital EUR (€)	Other Reserves - Treasury EUR (€)	Other Reserves - Hedging EUR (€)	Other Reserves - Share based Payment EUR (€)	USD ($)	EUR (€)
Beginning Balance at Mar. 31, 2016	€ 7.7	€ 719.4	€ 3,166.1	€ 2.3	€ (7.3)	€ (300.6)	€ 9.2		€ 3,596.8
Beginning Balance, Shares at Mar. 31, 2016 | shares	1,290.7
Profit for the year			1,315.9					$ 1,315.9	1,315.9
Other comprehensive income:
Net movements in cash-flow reserve						522.5			522.5
Total other comprehensive income/(loss) for the year, net of income tax						522.5			522.5
Total comprehensive income for the year - all attributable to equity holders of parent			1,315.9			522.5			1,838.4
Share-based payments							5.7		5.7
Repurchase of ordinary equity shares			(1,017.9)						(1,017.9)
Cancellation of repurchased ordinary shares	€ (0.4)			0.4
Cancellation of repurchased ordinary shares (Shares) | shares	(72.3)
Treasury shares cancelled			(7.3)		€ 7.3
Treasury shares cancelled (Shares) | shares	(0.5)
Ending Balance at Mar. 31, 2017	€ 7.3	719.4	3,456.8	2.7		221.9	14.9		4,423.0
Ending Balance, Shares at Mar. 31, 2017 | shares	1,217.9
Profit for the year			1,450.2					1,450.2	1,450.2
Other comprehensive income:
Net movements in cash-flow reserve						(581.6)			(581.6)
Total other comprehensive income/(loss) for the year, net of income tax						(581.6)			(581.6)
Total comprehensive income for the year - all attributable to equity holders of parent			1,450.2			(581.6)			868.6
Share capital reorganisation									(0.3)
Share-based payments							6.4		6.4
Repurchase of ordinary equity shares			(829.1)						(829.1)
Cancellation of repurchased ordinary shares	€ (0.3)			0.3
Cancellation of repurchased ordinary shares (Shares) | shares	(46.7)
Ending Balance at Mar. 31, 2018	€ 7.0	719.4	4,077.9	3.0		(359.7)	21.3		4,468.9
Ending Balance, Shares at Mar. 31, 2018 | shares	1,171.2
Other comprehensive income:
Adjustment on initial application of IFRS 15 (net of tax)			(249.4)						(249.4)
Adj. balance at March 31, 2018	€ 7.0	719.4	3,828.5	3.0		(359.7)	21.3		4,219.5
Profit for the year			885.0					$ 885.0	885.0
Net movements in cash-flow reserve						634.3			634.3
Total other comprehensive income/(loss) for the year, net of income tax						634.3			634.3
Total comprehensive income for the year - all attributable to equity holders of parent			885.0			634.3			1,519.3
Share capital reorganisation									(0.2)
Share-based payments							7.7		7.7
Repurchase of ordinary equity shares			(531.6)						(531.6)
Cancellation of repurchased ordinary shares	€ (0.2)			0.2
Cancellation of repurchased ordinary shares (Shares) | shares	(37.8)
Ending Balance at Mar. 31, 2019	€ 6.8	€ 719.4	€ 4,181.9	€ 3.2		€ 274.6	€ 29.0		€ 5,214.9
Ending Balance, Shares at Mar. 31, 2019 | shares	1,133.4